Stockholder's Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table provides a summary of the changes in Accumulated other comprehensive income (loss) for the period from January 1, 2019 through August 31, 2019 (amounts in thousands):

Predecessor Company
Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2018	$7,608
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (a)	(468)
Balance at March 31, 2019	$7,140
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (a)	(472)
Balance at June 30, 2019	$6,668
Fresh start adjustment (b)	(6,668)
Balance at August 31, 2019	$—

(a)	Amounts reclassified into Net loss are included in Interest expense on the condensed consolidated statements of operations. See note 7, Derivatives for further information.

(b)
The remaining amount recognized in Accumulated other comprehensive income (loss) was evaluated to have no fair value upon the application of fresh start accounting pursuant to the Plan. See note 3, Fresh Start Accounting for further information.

The following table provides a summary of the changes in Accumulated other comprehensive income (loss) for the nine months ended September 30, 2018 (amounts in thousands):

Predecessor Company
Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2017	$(7,375)
Impact of adoption of ASU 2017-12	605
Adjusted balance at January 1, 2018	(6,770)
Unrealized gain on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0	13,668
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (a)	738
Net period Other comprehensive income	14,406
Balance at March 31, 2018	$7,636
Unrealized gain on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0	5,096
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (a)	425
Net period Other comprehensive income	5,521
Balance at June 30, 2018	$13,157
Unrealized gain on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0	3,165
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (a)	104
Net period Other comprehensive income	3,269
Balance at September 30, 2018	$16,426

(a)	Amounts reclassified into Net loss are included in Interest expense on the condensed consolidated statements of operations.

The following table provides a summary of the changes in Accumulated other comprehensive income (loss) for the periods presented (amounts in thousands):

Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2015	$(13,546)
Unrealized loss on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0 (a)	(2,673)
Reclassifications of unrealized loss on derivatives into net income, net of income tax of $0 (b)	7,262
Net current period other comprehensive income (loss)	4,589
Balance at December 31, 2016	$(8,957)
Unrealized loss on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0 (a)	(3,842)
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (b)	5,424
Net current period other comprehensive income	1,582
Balance at December 31, 2017	$(7,375)
Impact of adoption of ASU 2017-12	605
Adjusted balance at January 1, 2018	$(6,770)
Unrealized gain on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0 (a)	12,882
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0 (b)	1,496
Net current period other comprehensive income	14,378
Balance at December 31, 2018	$7,608

(a)        No income taxes were recorded on the unrealized gain / (loss) on derivative instrument amounts for 2018, 2017 and 2016 because the Company is subject to a full valuation allowance.
(b)        Amounts reclassified into Net loss are included in Interest expense on the consolidated statement of operations.  See note 10, Derivatives, for further information.